CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
License and service revenue:			$ 0	$ 6,359	$ 0
Operating expenses:
Research and development	$ 1,659	$ 510	3,056	3,577	8,598
General and administrative	2,136	712	3,382	5,250	8,690
Total operating expenses	3,795	1,222	6,438	8,827	17,288
Loss from operations	(3,795)	(1,222)	(6,438)	(2,468)	(17,288)
Other (income) expense, net	(41)	487	(443)	675	(234)
Net loss	$ (3,754)	$ (1,709)	$ (5,995)	$ (3,143)	$ (17,054)
Net loss per share, basic	$ (0.86)	$ (4.94)	$ (5.34)	$ (9.2)	$ (72.98)
Net loss per share, diluted	$ (0.86)	$ (4.94)	$ (5.34)	$ (9.2)	$ (72.98)
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, basic	4,382,731	345,958	1,122,495	341,708	233,670
Weighted average number of shares of common stock and pre-funded warrants used in computing net loss per share, diluted	4,382,731	345,958	1,122,495	341,708	233,670